Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Short Term Investments
Short-term investments as of December 31, 2023 consisted of the following:

	As of December 31, 2023
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Foreign currency exchange losses	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB		RMB
Extendible money market certificates	56,694	806	—	—	—	(6)	57,494

	56,694	806	—	—	—	(6)	57,494